Discontinued UK and Europe operations held for distribution - Other comprehensive income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Other comprehensive income (loss) from continuing operations:
Exchange movements arising during the period	£ 96	£ 72
Shareholders' share of actuarial gains and (losses) on defined benefit pension schemes:
Net actuarial (losses) gains on defined benefit pension schemes	(86)	3
Related tax	14	(1)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	(72)	2
UK & Europe Operations (M&G Prudential)
Other comprehensive income (loss) from continuing operations:
Exchange movements arising during the period	2	(3)
Shareholders' share of actuarial gains and (losses) on defined benefit pension schemes:
Net actuarial (losses) gains on defined benefit pension schemes	(177)	104
Related tax	30	(18)
Total	(147)	86
Deduct amount attributable to UK with-profit funds transferred to unallocated surplus of with-profit funds, net of related tax	149	(21)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	2	65
Other comprehensive income for the period, net of related tax	£ 4	£ 62